Schedule of Statutory Income Tax Expense (Benefit) to Actual Income Tax Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss before income taxes as reported in the statements of operations		$ (1,899)	$ (4,909)
Statutory tax rate		21.00%	21.00%
Theoretical income tax benefit on the above amount at the US federal statutory income tax rate		$ (399)	$ (1,031)
Nondeductible expenses		113	389
Differences in tax rates between statutory tax and income tax of the Subsidiary	[1]	(33)	(91)
Change in valuation allowance		246	644
Effect of currency exchange differences		60	87
Other		13	2
Actual taxes on income

[1]	The Subsidiary operates in Israel in a tax jurisdiction with a corporate income tax rate of 23%.